FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

         Report for the Calendar Year or Quarter Ended:  June 30, 2004

           Check here if Amendment [ ]; Amendment Number: ___________

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.



              Institutional Investment Manager Filing this Report:


                            Name: Tyndall Capital Partners, L.P.

           Address: 153 East 53rd Street, 55th Floor, New York, New York  10022
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                         Form 13F File Number: 28-10427
                        ---------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:


Name:    Gregory Grinberg
         -----------------------

Title:
         -----------------------

Phone:   (212) 446-2465
         -----------------------

Signature, Place, and Date of Signing:

/s/ Gregory Grinberg                  New York, New York        August 16, 2004
---------------------------        ------------------------   ------------------
[Signature]                            [City, State]                 [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number:  28-  None
                       ------------

Name:
       --------------------

                             Form 13F SUMMARY PAGE

                                 Report Summary



Number of Other Included Managers:        0
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Form 13F Information Table Entry Total:   53
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Form 13F Information Table Value Total:   $ 250,139  (thousands)
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List of Other Included Managers:   None


                                         Provide a numbered  list of the name(s)
                                         and Form  13F  file  number(s)  of  all
                                         institutional  investment managers with
                                         respect  to which this report is filed,
                                         other  than  the  manager  filing  this
                                         report.  [If  there  are  no entries in
                                         this list, state "NONE"  and  omit  the
                                         column headings and list entries.]

          No.   None
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          Form 13F File Number:  28-
--------------------------------------------------------------------------------

          Name:
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

                           FORM 13F INFORMATION TABLE


                                     Tyndall
                                    FORM 13F
                                  June 30, 2004


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    Column 1                    Column 2         Column 3     Column 4      Column 5         Column 6   Column 7        Column 8

                                Title of                       Value   Shares or  SH/ Put/  Investment  Other       Voting Authority
  Name of Issuer                 Class           CUSIP        (x$1000) Prin. Amt. PRN Call  Discretion  Managers  Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------

Alleghany Corp Del               COM            017175100         1,682       5,861 SH        Sole                   5,861
Amerada Hess Corp                COM            023551104        14,333     181,000 SH        Sole                 181,000
Anadarko Pete Corp               COM            032511107        27,179     463,800 SH        Sole                 463,800
Associated Banc Corp             COM            045487105           842      28,408 SH        Sole                  28,408
Biogen Idec Inc                  COM            09062X103        14,082     222,640 SH        Sole                 222,640
Cap Rock Energy Corp             COM            13910R102         2,214      81,700 SH        Sole                  81,700
Capitol Fed Finl                 COM            14057C106         5,141     171,937 SH        Sole                 171,937
Cardinal Health Inc              COM            14149Y108         1,051      15,000 SH        Sole                  15,000
Celestica Inc                    SUB VTG SHS    15101Q108         1,197      59,997 SH        Sole                  59,997
Charter Finl Corp West Pt Ga     COM            16122M100        16,262     478,295 SH        Sole                 478,295
Ciena Corp                       COM            171779101           687     185,615 SH        Sole                 185,615
Commercial Federal Corporati     COM            201647104           352      12,991 SH        Sole                  12,991
Conexant Systems Inc             COM            207142100         1,636     377,829 SH        Sole                 377,829
Deutsche Telekom AG              SPONSORED ADR  251566105         2,076     117,212 SH        Sole                 117,212
Dutchfork Bancshares Inc         COM            26704P108         1,813      46,900 SH        Sole                  46,900
Ebay Inc                         COM            278642103         4,667      50,758 SH        Sole                  50,758
Edison Intl                      COM            281020107         5,311     207,700 SH        Sole                 207,700
E M C Corp Mass                  COM            268648102         2,631     230,833 SH        Sole                 230,833
Erie Indty Co                    CLA            29530P102        26,895     574,933 SH        Sole                 574,933
Fair Isaac Corp                  COM            303250104         1,842      55,197 SH        Sole                  55,197
Fifth Third Bancorp              COM            316773100         3,031      48,371 SH        Sole                  48,371
First Banctrust Corp             COM            31868F102           702      56,000 SH        Sole                  56,000
First Ctzns Bancshares Inc N     CLA            31946M103           784       6,423 SH        Sole                   6,423



First Fed Bankshares Inc Del     COM            32020V100           480      21,193 SH        Sole                  21,193
General Elec Co                  COM            369604103         3,192      98,520 SH        Sole                  98,520
Gouverneur Bancorp               COM            383584109           209      17,400 SH        Sole                  17,400
IMC Global Inc                   COM            449669100         2,734     204,000 SH        Sole                 204,000
InterActiveCorp                  COM            45840Q101         2,571      85,305 SH        Sole                  85,305
Jds Uniphase Corp                COM            46612J101           245      64,600 SH        Sole                  64,600
Jefferson Bancshares Inc Ten     COM            472375104         3,394     261,264 SH        Sole                 261,264
Joy Global Inc                   COM            481165108           250       8,360 SH        Sole                   8,360
Kerr McGee Corp                  COM            492386107         4,676      86,967 SH        Sole                  86,967
Lesco Inc Ohio                   COM            526872106           758      56,100 SH        Sole                  56,100
McDermott Intl Inc               COM            580037109        14,103   1,388,100 SH        Sole               1,388,100
Medco Health Solutions Inc       COM            58405U102        18,075     482,000 SH        Sole                 482,000
New York Cmnty Bancorp Inc       COM            649445103         1,449      73,825 SH        Sole                  73,825
Northwest Bancorp Inc Pa         COM            667328108        16,692     728,892 SH        Sole                 728,892
Octel Corp                       COM            675727101         2,020      76,728 SH        Sole                  76,728
Pathfinder Bancorp Inc           COM            70320A103           495      32,200 SH        Sole                  32,200
Peoplesoft Inc                   COM            712713106           277      14,999 SH        Sole                  14,999
PG&E Corp                        COM            69331C108        17,476     625,466 SH        Sole                 625,466
Price Legacy Corp                COM NEW        74144P502         4,615     250,000 SH        Sole                 250,000
River Vy Bancorp                 COM            768475105           947      44,732 SH        Sole                  44,732
Sanmina SCI Corp                 COM            800907107         3,047     334,783 SH        Sole                 334,783
Sierra Pac Res New               COM            826428104         3,007     390,000 SH        Sole                 390,000
Solectron  Corp                  COM            834182107           338      52,299 SH        Sole                  52,299
Taylor Cap Group Inc             COM            876851106           652      30,000 SH        Sole                  30,000
Texas Instrs Inc                 COM            882508104           456      18,850 SH        Sole                  18,850
Verisign Inc                     COM            92343E102         1,441      72,400 SH        Sole                  72,400
Veritas Software                 COM            923436109           471      16,960 SH        Sole                  16,960
Wayne Svgs Bancshares Inc Ne     COM            94624Q101         2,418     153,500 SH        Sole                 153,500
Willow Grove Bancorp Inc New     COM            97111W101           894      55,906 SH        Sole                  55,906
Yahoo Inc                        COM            984332106         6,347     174,362 SH        Sole                 174,362
REPORT SUMMARY                            53 DATA RECORDS       250,139             0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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